Fair Value Measurements - Fair Value of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value Measurement on a Recurring Basis [Member], USD $)
In Thousands, unless otherwise specified
	Mar. 31, 2014	Mar. 31, 2013
Quoted Market Prices of Identical Assets (Level1) [Member]
Assets
Fair value of assets	$ 3,255	$ 3,183
Liabilities
Fair value of liabilities
Quoted Market Prices of Identical Assets (Level1) [Member] | Marketable Securities [Member]
Assets
Fair value of assets	3,255	3,183
Quoted Market Prices of Identical Assets (Level1) [Member] | Forward Contracts [Member]
Assets
Fair value of assets
Liabilities
Fair value of liabilities
Quoted Market Prices of Identical Assets (Level1) [Member] | Cross-Currency Swaps [Member]
Assets
Fair value of assets
Quoted Market Prices of Identical Assets (Level1) [Member] | Interest Rate Swap [Member]
Liabilities
Fair value of liabilities
Significant Other Observable Inputs (Level 2) [Member]
Assets
Fair value of assets	2,924	5,410
Liabilities
Fair value of liabilities	4,015	2,524
Significant Other Observable Inputs (Level 2) [Member] | Marketable Securities [Member]
Assets
Fair value of assets
Significant Other Observable Inputs (Level 2) [Member] | Forward Contracts [Member]
Assets
Fair value of assets	679	1,979
Liabilities
Fair value of liabilities	3,213	1,318
Significant Other Observable Inputs (Level 2) [Member] | Cross-Currency Swaps [Member]
Assets
Fair value of assets	2,245	3,431
Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Swap [Member]
Liabilities
Fair value of liabilities	802	1,206
Significant Unobservable Inputs (Level 3) [Member]
Assets
Fair value of assets
Liabilities
Fair value of liabilities
Significant Unobservable Inputs (Level 3) [Member] | Marketable Securities [Member]
Assets
Fair value of assets
Significant Unobservable Inputs (Level 3) [Member] | Forward Contracts [Member]
Assets
Fair value of assets
Liabilities
Fair value of liabilities
Significant Unobservable Inputs (Level 3) [Member] | Cross-Currency Swaps [Member]
Assets
Fair value of assets
Significant Unobservable Inputs (Level 3) [Member] | Interest Rate Swap [Member]
Liabilities
Fair value of liabilities